BNY Mellon Ultra Short Income ETF
Statement of Investments
September 30, 2024 (Unaudited)
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.1%
Honda Auto Receivables Owner Trust
,
Series 2021-3, Class A3, 0.41%, 11/18/2025 46,066 45,727
Total Asset-Backed Securities (cost $46,066) 45,727
Commercial Paper – 34.6%
Atlantic Asset Securitization LLC
,
5.11%, 2/19/2025
(a)(b)
1,000,000 982,204
Canadian Imperial Bank
,
5.43%, 4/03/2025
(a)(b)
1,500,000 1,466,665
Chariot Funding LLC
,
5.10% (1 Month SOFR + 0.25%), 1/06/2025
(a)(c)
1,600,000 1,600,021
Commonwealth Bank of Australia
,
5.22%, 10/16/2024
(a)(b)
1,600,000 1,596,582
Credit Industriel et Commercial
5.28%, 1/09/2024
(a)(b)
1,000,000 998,797
5.35%, 2/06/2025
(a)(b)
1,300,000 1,279,108
DNB ASA
,
5.56%, 4/11/2025
(a)(b)
2,000,000 1,953,863
HSBC Bank PLC
,
5.19% (1 Month SOFR + 0.36%), 6/05/2025
(a)(c)
1,500,000 1,500,727
LMA SA/LMA-Americas LLC
,
5.61%, 1/28/2025
(a)(b)
1,200,000 1,181,700
Manhattan Asset Funding Co. LLC
,
5.57%, 12/06/2024
(a)(b)
2,000,000 1,982,267
National Bank
,
5.47%, 4/01/2025
(a)(b)
1,500,000 1,466,478
Old Line Funding LLC
,
5.08% (1 Month SOFR + 0.25%), 1/27/2025
(a)(c)
1,200,000 1,199,756
Societe Generale SA
,
5.59%, 4/11/2025
(a)(b)
1,000,000 976,806
Standard Chartered Bank
,
5.26%, 10/01/2024
(a)(b)
1,500,000 1,499,801
Swedbank AB
,
5.37%, 3/13/2025
(a)(b)
750,000 735,058
Toronto-Dominion Bank
5.39% (1 Month SOFR + 0.56%), 10/28/2024
(a)(c)
350,000 350,125
5.46%, 4/03/2025
(b)
1,500,000 1,466,505
Westpac Banking Corp.
5.79%, 11/14/2024
(a)(b)
500,000 497,049
5.41%, 3/31/2025
(a)(b)
1,500,000 1,467,360
Total Commercial Paper (cost $24,144,925) 24,200,872
Corporate Bonds – 51.4%
Auto Manufacturers – 5.0%
American Honda Finance Corp.
,
1.30% , 9/09/2026 300,000 284,685
BMW US Capital LLC
,
4.90% , 4/02/2027
(a)
600,000 610,899
General Motors Financial Co., Inc.
5.40%, 4/06/2026 250,000 253,131
6.51% (3 Month SOFRIX + 1.35%), 5/08/2027
(c)
350,000 352,140
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 330,958
3.45%, 1/06/2027
(a)
325,000 320,986
PACCAR Financial Corp.
,
3.55% , 8/11/2025 300,000 298,274
Toyota Motor Credit Corp.
5.59% (3 Month SOFR + 0.32%), 1/13/2025
(c)
300,000 299,939
5.63% (3 Month SOFR + 0.65%), 3/19/2027
(c)
750,000 751,638
3,502,650
Banks – 28.4%
ANZ New Zealand Int'l Ltd.
,
5.72% ( 3 Month SOFR + 0.60% ) , 2/18/2025
(a)(c)
300,000 300,306
Bank of America NA
,
5.53% , 8/18/2026 300,000 308,183
Bank of Montreal
6.09% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 351,538
5.27%, 12/11/2026 325,000 332,834
Bank of Nova Scotia (The)
5.74% (3 Month SOFR + 0.46%), 1/10/2025
(c)
300,000 300,177
5.35%, 12/07/2026 750,000 769,271

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 51.4% (continued)
Banks – 28.4% (continued)
Barclays PLC
,
6.89% ( 3 Month SOFR + 1.88% ) , 9/13/2027
(c)
750,000 763,843
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 273,929
6.21% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 378,959
Citigroup, Inc.
6.51% (3 Month SOFR + 1.53%), 3/17/2026
(c)
300,000 301,413
5.80% (3 Month SOFR + 0.77%), 6/09/2027
(c)
700,000 700,272
Commonwealth Bank of Australia
,
5.76% ( 3 Month SOFR + 0.75% ) , 3/13/2026
(a)(c)
350,000 351,662
Goldman Sachs Group, Inc. (The)
,
5.82% ( 3 Month SOFR + 0.79% ) , 12/09/2026
(c)
725,000 725,419
ING Groep NV
,
3.95% , 3/29/2027 600,000 595,352
JPMorgan Chase & Co.
,
6.53% ( 3 Month SOFR + 1.32% ) , 4/26/2026
(c)
300,000 302,288
JPMorgan Chase Bank NA
,
5.11% , 12/08/2026 325,000 332,406
KeyBank NA
,
4.70% , 1/26/2026 300,000 300,484
Macquarie Bank Ltd.
,
5.91% ( 3 Month SOFRIX + 0.92% ) , 7/02/2027
(a)(c)
750,000 754,202
Manufacturers & Traders Trust Co.
,
4.65% , 1/27/2026 300,000 299,859
Morgan Stanley Bank NA
,
6.37% ( 3 Month SOFR + 1.17% ) , 10/30/2026
(c)
500,000 505,970
National Australia Bank Ltd.
5.65% (3 Month SOFR + 0.38%), 1/12/2025
(a)(c)
300,000 300,117
1.89%, 1/12/2027
(a)
375,000 357,765
National Bank of Canada
5.25%, 1/17/2025 300,000 300,156
6.02% (3 Month SOFRIX + 1.03%), 7/02/2027
(c)
750,000 753,704
NatWest Markets PLC
1.60%, 9/29/2026
(a)
225,000 213,316
6.02% (3 Month SOFR + 0.90%), 5/17/2027
(a)(c)
500,000 501,040
PNC Financial Services Group, Inc. (The)
,
2.60% , 7/23/2026 325,000 316,211
Royal Bank of Canada
Series G, 5.68% (3 Month SOFRIX + 0.44%), 1/21/2025
(c)
300,000 300,160
Series G, 6.19% (3 Month SOFRIX + 0.95%), 1/19/2027
(c)
650,000 653,309
Standard Chartered PLC
6.73% (3 Month SOFR + 1.74%), 3/30/2026
(a)(c)
350,000 352,404
7.23% (3 Month SOFR + 1.93%), 7/06/2027
(a)(c)
400,000 406,775
State Street Corp.
3.55%, 8/18/2025 98,000 97,451
5.27%, 8/03/2026 225,000 229,874
6.02% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
350,000 351,248
Sumitomo Mitsui Financial Group, Inc.
,
1.40% , 9/17/2026 300,000 284,478
Sumitomo Mitsui Trust Bank Ltd.
6.18% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 302,554
5.65%, 9/14/2026
(a)
325,000 333,630
Toronto-Dominion Bank (The)
,
5.53% , 7/17/2026 200,000 205,232
Truist Financial Corp.
,
1.13% , 8/03/2027 750,000 689,384
US Bancorp
1.45%, 5/12/2025 1,600,000 1,570,962
Series V, 2.38%, 7/22/2026 325,000 316,351
Wells Fargo & Co.
,
3.00% , 2/19/2025 300,000 297,845
Wells Fargo Bank NA
,
5.55% , 8/01/2025 750,000 756,483
Westpac Banking Corp.
5.42% (3 Month SOFR + 0.30%), 11/18/2024
(c)
300,000 300,084
5.58% (3 Month SOFR + 0.52%), 6/03/2026
(c)
700,000 700,207
19,839,107
Computers – 0.4%
International Business Machines Corp.
,
4.00% , 7/27/2025 300,000 298,775
298,775

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 51.4% (continued)
Diversified Financial Services – 2.3%
American Express Co.
5.91% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 250,995
2.55%, 3/04/2027 750,000 724,134
Charles Schwab Corp. (The)
5.67% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 300,130
5.88%, 8/24/2026 350,000 360,302
1,635,561
Healthcare-Services – 1.9%
Cigna Group (The)
,
5.69% , 3/15/2026 650,000 650,163
Roche Holdings, Inc.
,
5.88% ( 3 Month SOFR + 0.74% ) , 11/13/2026
(a)(c)
650,000 654,820
1,304,983
Insurance – 0.4%
Prudential Financial, Inc.
,
1.50% , 3/10/2026 300,000 289,480
289,480
Internet – 1.1%
Amazon.com, Inc.
,
3.15% , 8/22/2027 750,000 736,425
736,425
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp.
,
5.65% ( 3 Month SOFR + 0.52% ) , 5/14/2027
(c)
750,000 751,140
751,140
Machinery-Diversified – 0.9%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 302,870
1.70%, 1/11/2027 350,000 332,856
635,726
Media – 1.0%
Comcast Corp.
,
2.35% , 1/15/2027 750,000 723,132
723,132
Oil & Gas – 0.4%
BP Capital Markets America, Inc.
,
3.41% , 2/11/2026 300,000 297,600
297,600
Pharmaceuticals – 1.3%
AbbVie, Inc.
,
2.95% , 11/21/2026 350,000 342,730
CVS Health Corp.
,
3.00% , 8/15/2026 300,000 293,254
Pfizer Investment Enterprises Pte Ltd.
,
4.45% , 5/19/2026 250,000 251,670
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 7,000 6,893
894,547
Real Estate – 1.0%
Simon Property Group LP
,
1.38% , 1/15/2027 725,000 682,612
682,612
Retail – 3.5%
Home Depot, Inc. (The)
,
4.00% , 9/15/2025 750,000 748,983
Starbucks Corp.
,
2.00% , 3/12/2027 750,000 714,979
Target Corp.
,
1.95% , 1/15/2027 700,000 672,514
Walmart, Inc.
,
3.90% , 9/09/2025 300,000 299,505
2,435,981
Semiconductors – 0.4%
Intel Corp.
,
3.70% , 7/29/2025 300,000 297,271
297,271
Software – 0.4%
Oracle Corp.
,
2.65% , 7/15/2026 300,000 291,712
291,712

Statement of Investments
(continued)
See Notes to Statement of Investments
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 51.4% (continued)
Telecommunications – 1.9%
AT&T, Inc.
,
4.25% , 3/01/2027 700,000 702,199
T-Mobile USA, Inc.
,
3.75% , 4/15/2027 600,000 592,889
1,295,088
Total Corporate Bonds (cost $35,624,093) 35,911,790
U.S. Treasury Government Securities – 4.6%
U.S. Treasury Notes
3.13%, 8/15/2025 1,750,000 1,736,175
4.88%, 11/30/2025 1,500,000 1,516,641
Total U.S. Treasury Government Securities (cost $3,244,271) 3,252,816
Shares
Investment Companies – 7.7%
Registered Investment Companies – 7.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.90%
(d)(e)
(cost $5,375,666) 5,375,666 5,375,666
Total Investments (cost $69,185,021) 99.5% 69,537,048
Cash and Receivables (Net) 0.5% 319,274
Net Assets 100.0% 69,856,322
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $28,825,801 or 41.26% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
The table below summarizes the inputs used as of September 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At September 30, 2024, accumulated net unrealized appreciation on investments was $352,027, consisting of gross appreciation of
$383,717 and gross depreciation of $31,690.
At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 45,727 — 45,727
Commercial Paper — 24,200,872 — 24,200,872
Corporate Bonds — 35,911,790 — 35,911,790
U.S. Treasury Government Securities — 3,252,816 — 3,252,816
Investment Companies 5,375,666 — — 5,375,666
†
See Statement of Investments for additional detailed categorizations, if any.